DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	CHINA LINEN TEXTILE INDUSTRY, LTD
Entity Central Index Key	0001336655
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ctxif
Entity Common Stock, Shares Outstanding	5,846,686
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 5,026,880	$ 4,162,069
Accounts receivable, net	14,116,345	13,310,770
Inventory	26,956,581	9,908,789
Prepayment	347,717	984,960
Other receivables	239,867	201,896
Due from related parties	0	79,879
Prepaid expenses	296,461	577,667
Governmental subsidy receivable	468,751	2,890,197
Deferred tax assets	30,863	113,440
Total current assets	47,483,465	32,229,667
Non-current assets
Property, plant and equipment, net	15,871,521	16,153,577
Land use right, net	885,693	872,324
Governmental subsidy receivable, non-current	1,265,868	1,918,212
Deferred tax assets, non-current	473,580	473,470
TOTAL ASSETS	65,980,127	51,647,250
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank loans	1,428,367	3,623,900
Accounts payable	5,903,526	3,510,701
Accrued expenses and other payables	692,271	920,535
Taxes payable	1,435,438	1,186,208
Deferred revenue	396,937	202,709
Deferred governmental subsidy	96,287	91,608
Deferred tax liabilities	117,188	722,549
Convertible notes payable, net	7,019,548	0
Total current liabilities	17,089,562	10,258,210
Non-current liabilities
Deferred governmental subsidy, non-current	1,746,785	1,753,516
Deferred tax liabilities, non-current	316,467	479,553
Convertible notes payable, net	0	6,991,439
TOTAL LIABILITIES	19,152,814	19,482,718
STOCKHOLDER'S EQUITY
Common stock $0.007par value, 142,857,142.86 shares authorized; 5,846,686 shares issued and outstanding as of December 31, 2011	42,800	42,698
Additional paid-in capital	3,483,418	3,437,264
Statutory reserves	3,541,401	2,768,269
Retained earnings	34,982,484	23,450,326
Accumulated other comprehensive income	4,777,210	2,465,975
TOTAL STOCKHOLDER'S EQUITY	46,827,313	32,164,532
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 65,980,127	$ 51,647,250

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.007
Common stock, shares authorized	142,857,142.86
Common stock, shares issued	5,846,686
Common stock, shares outstanding	5,846,686

CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net sales	$ 64,159,092	$ 49,090,643	$ 29,386,131
Costs of goods sold	41,709,969	33,880,012	20,675,443
Gross profit	22,449,123	15,210,631	8,710,688
Operating expenses
Selling expenses	747,099	439,259	615,176
General and administrative expenses	4,259,417	3,304,364	1,019,025
Total operating expenses	5,006,516	3,743,623	1,634,201
Operating income	17,442,606	11,467,008	7,076,487
Other income
Interest income	46,841	314,489	252,355
Interest expense	(765,978)	(447,889)	(314,898)
Government subsidies	93,889	1,708,698	863,436
Other income/(expense)	236,929	25,473	(5,177)
Total other income(expense)	(388,319)	1,600,771	795,716
Income before tax	17,054,287	13,067,779	7,872,203
Income tax	4,748,997	3,502,747	2,141,684
Net income	12,305,290	9,565,032	5,730,519
Other comprehensive income
Effects of foreign currency conversion	2,363,886	782,016	32,149
Comprehensive income	$ 14,669,176	$ 10,347,048	$ 5,762,668
Basic earnings per share (in dollars per shares)	$ 2.11	$ 1.65	$ 1
Diluted earnings per share (in dollars per shares)	$ 1.8	$ 1.61	$ 1

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2008	$ 42,074	$ 2,986,212	$ 1,019,595	$ 9,903,449	$ 1,651,810	$ 15,603,140
Balances (in shares) at Dec. 31, 2008	20,100,003
Shares contributed as consideration for advisory services	200	107,604	0	0	0	107,804
Shares contributed as consideration for advisory services (in shares)	100,000
Net income				5,730,519		5,730,519
Appropriation to statutory reserves	0	0	573,964	(573,964)	0	0
Other comprehensive income effects of foreign currency Conversion	0	0	0	0	32,149	32,149
Balances at Dec. 31, 2009	42,274	3,093,816	1,593,559	15,060,004	1,683,959	21,473,612
Balances (in shares) at Dec. 31, 2009	20,200,003
Common stock issued for services and compensation	224	113,800	0	0	0	114,024
Common stock issued for services and compensation (in shares)	112,200
Share compensation for an independent director	200	171,820	0	0	0	172,020
Share compensation for an independent director (in shares)	100,000
Issuance of shares	0	57,828	0	0	0	57,828
Net income				9,565,032		9,565,032
Appropriation to statutory reserves	0	0	1,174,710	(1,174,710)	0	0
Other comprehensive income effects of foreign currency Conversion	0	0	0	0	782,016	782,016
Balances at Dec. 31, 2010	42,698	3,437,264	2,768,269	23,450,326	2,465,975	32,164,532
Balances (in shares) at Dec. 31, 2010	20,412,203
Share consolidation on March 31, 2011 (in shares)	(14,580,085)
Issuance of shares	140	51,260				51,400
Issuance of shares (in shares)	20,000
Cancellation of shares	(38)	38				0
Cancellation of shares (in shares)	(5,432)
Net income				12,305,290		12,305,290
Appropriation to statutory reserves			773,132	(773,132)		0
Issuance cost of convertible notes		(5,144)				(5,144)
Other comprehensive income effects of foreign currency Conversion					2,311,235	2,311,235
Balances at Dec. 31, 2011	$ 42,800	$ 3,483,418	$ 3,541,401	$ 34,982,484	$ 4,777,210	$ 46,827,313
Balances (in shares) at Dec. 31, 2011	5,846,686

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 12,305,290	$ 9,565,032	$ 5,730,519
Adjustments to reconcile net income to net cash provided by operating activities:
Bad debt (recoveries)/expenses	(220,255)	660,640	(31,313)
Impairment loss on property, plant and equipment	0	0	4,081
Depreciation	1,167,908	693,045	506,434
Amortization	30,406	10,191	8,795
Deferred income taxes	(685,980)	235,411	(15,290)
Prepaid expenses	281,206	(90,283)	0
Share issued to management	46,255	0	0
Fair value of contributed common stock for advisory services	0	211,571	8,984
Unpaid Interest expense on convertible notes	28,109	4,267	0
Changes in assets and liabilities:
Decrease/(increase) in bank checks and commercial paper	0	1,949,419	(351,798)
Decrease/(increase) in accounts receivable	(433,048)	(3,983,248)	884,956
Decrease/(increase) in inventory	(17,047,792)	(4,371,691)	3,484,721
Decrease/(increase) in prepayment	637,243	1,264,985	(620,250)
Decrease in other receivables	(37,971)	58,830	244,367
Increase in governmental subsidy, net	3,071,738	(1,358,679)	(484,093)
Decrease/(increase) in due from/to related parties	79,879	2,459,171	(1,048,002)
Increase/(decrease) in accounts payable	2,392,825	857,584	(149,159)
Decrease in accrued expenses and other payables	(228,264)	(263,792)	(548,092)
Increase/(decrease) in taxes payable	249,230	(2,253,455)	(4,310,506)
Increase/(decrease) in deferred revenue	194,228	(259,140)	162,204
Net cash provided by operating activities	1,831,007	5,389,858	3,476,558
Cash Flows from Investing Activities
Acquisition of investment in subsidiaries, net of cash acquired	0	(6,607,413)	0
Net cash inflow from acquisition of a subsidiary	0	482	0
Purchase of property, plant and equipment	(188,613)	(2,862,895)	(872,962)
Net cash used in investing activities	(188,613)	(9,469,826)	(872,962)
Cash Flows from Financing Activities
Proceeds from bank loans	1,392,800	5,480,286	4,043,601
Payments on bank loans	(3,714,135)	(6,069,920)	(4,043,601)
Payments on loans from local government	0	0	(295,321)
Gross proceeds from issue of convertible notes	0	6,418,293	0
Net cash used in financing activities	(2,321,335)	5,828,659	(295,321)
Net increase in cash and cash equivalents	(678,941)	1,748,691	2,308,275
Effects of foreign currency conversion on cash	1,543,752	92,722	1,707
Cash and cash equivalents beginning of year/period	4,162,069	2,320,656	10,674
Cash and cash equivalents end of year/period	5,026,880	4,162,069	2,320,656
Supplemental Disclosures of Cash Flow Information
Income taxes	4,974,504	5,481,979	1,526,428
Convertible Debt [Member]
Supplemental Disclosures of Cash Flow Information
Interest Paid	564,245	48,273	0
Bank Loans [Member]
Supplemental Disclosures of Cash Flow Information
Interest Paid	$ 133,596	$ 180,062	$ 310,895

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.          ORGANIZATION AND PRINCIPAL ACTIVITIES

The Company is currently principally engaged in the business of production and distribution of various types of linen products, such as linen yarn, linen fabric, and blending linen, etc. The Company is also involved in the consultation, research and development related to of linen technology and linen products.

The Company was incorporated under the laws of the Cayman Islands on February 3, 2000 as Aquasol Envirotech, Ltd.  The Company was formed to engage in the business of developing, acquiring and marketing water and waste water technology solutions.  The Company built a pilot facility in Squamish, British Columbia, Canada in 2001 and conducted limited operations to test its Bio Trap system for wastewater treatment and reuse. The pilot facility was closed in 2001 after completion of the test, the Company ceased operations and became a shell company.

The Company entered into a share exchange transaction on July 9, 2008 as detailed below which resulted in a change of control of the Company. This transaction was accounted for as a reverse merger whereby the historical financial statements and operations of the accounting acquirer are included in the financial statements of the Company.

Business Acquisition

On August 5, 2007, the owners of Heilongjiang Lanxi Sunrise Linen Textile Industry Co., Ltd. (“Lanxi Sunrise”) entered into a Share Purchase Agreement (the “Agreement”) with Bright International Group Co., Ltd. (“Bright”). Pursuant to the Agreement, the owners of Lanxi Sunrise agreed to transfer their 95% equity ownership interest to Bright for a cash consideration of $750,000 (RMB 5,700,000). The remaining 5% equity ownership interest was kept by Mr. Ren Gao, CEO of Lanxi Sunrise. On April 8, 2008, the local government approved the transaction as indicated on the Lanxi Sunrise's new business license. Upon completion of the acquisition, Lanxi Sunrise became an enterprise with foreign investment in PRC and a 95% owned subsidiary of Bright.

Acquisition of Lanxi Tianxianfang Linen Co., Ltd.

On November 15, 2010, we, through our indirect 95% owned subsidiary, Lanxi Sunrise, entered into a Share Acquisition Agreement (the “Acquisition Agreement”) with Lanxi Tianxianfang Linen Co., Ltd. (“Lanxi Tianxianfang”, “Target”) and Shufan Wang (“Wang”) and Lijie Fu (“Fu”), the two shareholders of the Target. Pursuant to the Acquisition Agreement, Lanxi Sunrise has purchased all of the equity of the Target for a price of RMB 44,401,485 (approximately $6.7 million) (the “Purchase Price”), which Purchase Price was based on an appraisal report of the Target’s assets, liabilities and net assets as of March 31, 2010 by Heilongjiang Zhongming Guolin Asset Appraisal Co., Ltd.

The Purchase Price was paid in one installment by Lanxi Sunrise to Wang and Fu on November 16, 2010. Wang and Fu deposited RMB 22,750,642 (approximately $3.4 million) into a bank account of the Target for the repayment of the sum of the debts of the Target outstanding on March 31, 2010, which funds will be distributed by the Company in accordance with a payment schedule for such debts. According to the Acquisition Agreement, the acquisition date was November 16, 2010.

On November 24, 2010, the equity transfer was officially completed upon the effectiveness of the change in registration of the equity interest from Wang and Fu to Lanxi Sunrise with the relevant PRC authority.

Reverse Acquisition

On July 9, 2008, the Company entered into a share exchange transaction with Bright in which the Company acquired all the issued and outstanding capital stock of Bright in return for the issuance of 18,963,005 shares of the Company’s common stock. As a result of the reverse merger, the Company effectively issued 1,136,998 shares (post split) of common stock on July 9, 2008. As a result of the transaction, Bright became a wholly owned subsidiary of the Company. The transaction was accounted for as a reverse acquisition from accounting perspective since Bright has become the controlling shareholder of the Company after the share exchange transaction. For accounting purpose, Bright is regarded as the accounting acquirer while the Company before the reverse acquisition is deemed to have been acquired by Bright. As a result, these consolidated financial statements have been prepared as a continuation of the consolidated financial statements of Bright. In anticipation of completion of the Reverse Acquisition, the Company changed its name to China Linen Textile Industry, Ltd.

Share Split

On June 30, 2008, prior to completion of the Share Exchange transaction, the Company completed a 1:2 reverse split of its issued and outstanding common stock, thereby reducing the number of issued and outstanding shares from 2,273,995 to approximately 1,136,998.

The Company conducts all of its business activities through its wholly owned subsidiary, Lanxi Sunrise, which was incorporated in Lanxi County, Heilongjiang Province, the People's Republic of China (the "PRC") on June 11, 2002, as a state-owned holding company under the Company Law of PRC and changed into a privately owned business enterprise in June 2007. Lanxi Sunrise manufacturing facility is located in Lanxi County, Heilongjiang Province.

Bright, incorporated in the Republic of Vanuatu on July 4, 2007, is an investment holding company with 95% equity ownership interest in Lanxi Sunrise.

Effective March 23, 2011 the Company filed an Amended and Restated Memorandum of Association of the Company, which consolidates the share capital of the Company at a ratio of 3.5:1 by increasing the par value of the Company’s share capital from US$0.002 par value each to US$0.007 par value each, thereby reducing the number of authorized shares from US$1,000,000 divided into 500,000,000 ordinary shares of US$0.002 par value each to US$1,000,000 divided into 142,857,142.86 ordinary shares of US$0.007 par value each.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

2.          SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statement has been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("US GAAP"). Significant accounting policies followed by the company in the preparation of the accompanying consolidated financial statements are summarized below.

The preparation of financial statement in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statement and related disclosures. Although these estimate are based on management's best knowledge of current events and actions that the Company may take in he future, actual results could differ from these estimates.

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, Bright, Lanxi Sunrise and Lanxi Tianxianfang (hereafter, collectively referred to as “the Group”). All significant intercompany accounts and transactions have been eliminated in consolidation.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Group’s operations is calculated based upon the functional currency. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheets.

Economic and Political Risks

The Group’s operations are conducted solely in the PRC.  There are significant risks associated with doing business in the PRC, among others, political, economic, legal and foreign currency exchange risks.  The Group’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods.  These accounts and estimates include, but are not limited to, the valuation of accounts receivable, inventories, deferred income taxes and the estimation on useful lives of plant and machinery.  Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits in banks with maturities of three months or less, and all highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less at the time of purchase.  As of December 31, 2011 and 2010, there were cash and cash equivalents of $5,026,880 and $4,162,069 respectively.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Group extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts.  An allowance for doubtful accounts is established and determined based on management’s assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment.

Concentrations of Credit Risk

The Group sells its products to domestic and international customers. For PRC domestic customers, credit is extended based on an evaluation of the customer's financial condition. As of December 31, 2011 and 2010, five customers accounted for approximately 26% and 48.1% of its accounts receivable balances. Due to the longstanding nature of its relationships with these customers and contractual obligations, the Group is confident that it will recover these amounts. The Group establishes an allowance for doubtful accounts based on factors surrounding the credit risk of specific customers and other information.

The Group maintains its cash and cash equivalents with high-quality institutions. Deposits held with banks in PRC may not be insured or exceed the amount of insurance provided on such deposits.

Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average method and comprises all costs of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value for all the inventories is determined on the basis of anticipated sales proceeds less estimated selling expenses. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. The Group’s reserve requirements generally increase/decrease due to management projected demand requirements, market conditions and product life cycle changes. As of December 31, 2011 and 2010, the Group had no slow-moving or defective inventories and the cost of inventories lower than its net realizable value, therefore, no provision of inventory was made.

Fair value of Financial Instruments

The carrying values of the Group’s financial instruments, including cash and cash equivalents, accounts receivables, other receivables and prepayments, short-term borrowings, accounts payables, derivative instruments, and other accrued liabilities are at their fair values due to the maturity of such instruments.

Other Receivables

Other receivables principally include advances to employees who are working on projects on behalf of the Group. After the work is finished, they will submit expense reports with supporting documents to the accounting department. Upon being properly approved, the expenses are debited into the relevant accounts and the advances are credited out. Cash flows from these activities are classified as cash flows from operating activities.

Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less depreciation and amortization and accumulated impairment loss.  Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use.  Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the reporting period of disposition.

Depreciation of property, plant and equipment is calculated to written off the cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives.  The principal annual rates are as follows:

Leasehold improvement and buildings	20~40 years
Machinery	10~18 years
Motor vehicles	5 years
Office equipment	5 years

Upon sale or disposition, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount less proceeds from disposal is charged or credited to income.

Accounting for the Impairment of Long-Lived Assets

The Group adopted Financial Accounting Standards Board No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets” (“ASC360”), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Group periodically evaluates the carrying value of long-lived assets to be held and used in accordance with ASC 360. ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair market values are reduced for the cost of disposal. Based on its review, the Group believes that, as of December 31, 2011 and 2010, there were no significant impairments of its long-lived assets.

Land Use Right

All land is owned by the Government in the PRC. Enterprises and individuals can pay the State a fee to obtain a right to use land for commercial purposes for an initial period of 50 years. The land use right can be sold, purchased, and exchanged in the market. The successor owner of the land use right will reduce the amount of time which has been consumed by the predecessor owner.

(1) Land Use Right – Town East Street

In August 2006, Lanxi Sunrise obtained the land use right of a piece of land, approximately 11 acres, located in the Lanxi County, Heilongjiang Province for $412,639 (RMB 2,600,000). The land use right is for commercial use purposes with a 50-year period ended August 15, 2056. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method. Most of Lanxi Sunrise’s production facilities and headquarters are located on this land. The local government refunded the full amount of the purchase price of $412,639 (RMB 2,600,000) to Lanxi Sunrise, which recorded the amount as deferred governmental subsidy to be recognized over the land use right's amortization period.

(2) Land Use Right – Lixin Street

In January 2005, Lanxi Sunrise obtained the land use right of two adjacent pieces of land, approximately 2 acres, also located in Lanxi County, Heilongjiang Province for $63,483 (RMB 400,000). The land use right is for commercial use purposes with a 50-year period ended December 29, 2054. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method. A portion of Lanxi Sunrise’s production facilities are located in these two pieces of land.

In January 2005, the local government also granted the buildings attached to these two pieces of land to Lanxi Sunrise as a governmental subsidy, as more fully disclosed in the "Governmental Subsidies" section of this note. Lanxi Sunrise pledged the use rights of the two pieces of land and the buildings attached, as collateral to provide a guarantee for a related party through April 10, 2008 to receive an import letter of credit, as more fully disclosed in the "Related Party Transaction" of this note.

(3) Land Use Right – Town East Street

In July 2006, Tianxianfang obtained the land use right of a piece of land, approximately 6.7 acres, located in the Lanxi County, Heilongjiang Province for $202,442 (RMB 1,275,569). The land use right is for commercial use purposes with a 50-year period ended July 12, 2056. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method.

In August 2006, Tianxianfang obtained the land use right of a piece of land, approximately 2.7 acres, located in the Lanxi County, Heilongjiang Province for $317,369 (RMB 1,999,708). The land use right is for commercial use purposes with a 50-year period ended August 22, 2056. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method.

Governmental Subsidies

The Company’s subsidiary, Lanxi Sunrise, is considered to be a leading manufacture enterprise by the local government, Lanxi Government ("Lanxi Government"), which has a long-term desire to encourage Lanxi Sunrise to expand its production capacity and to create more job opportunities for local residents. For that purpose, the local government has granted various subsidies to Lanxi Sunrise as follows:

(1) Income Tax Refund Grant

On May 19, 2006, the local government ran an incentive program exclusively for Lanxi Sunrise. Among other things, the program provided Lanxi Sunrise to receive government grants equal to Lanxi Sunrise's income taxes for the years 2006, 2007, and 2008, and 40% of the income taxes for the years 2009 and 2010. To be eligible for the grants, Lanxi Sunrise needs to pay income taxes to the tax authority as required by tax laws and regulation, and then submits the proof of payment to Lanxi Government, which will deposit the grants to Lanxi Sunrise's bank account. The Lanxi Government further granted Lanxi Sunrise the deferral of income tax payments for 2006, 2007 and 2008 until 2009, 2010 and 2011, respectively.

Lanxi Sunrise records the present value of income tax refund grant as governmental subsidies receivable and governmental subsidy revenue at the same time when the income taxes payable are recorded. During the year ended December 31, 2009, Lanxi Sunrise received the refund of income tax payment from the local government for the year of 2006 amounted to $1,320,000 (RMB 8,991,000). During the year 2010, Lanxi Sunrise did not receive any refund of income tax payment from the local government. During the year 2011, Lanxi Sunrise received the refund of income tax payment for the year of 2007, 2008 and 2009 of $1,658,755, $1,300,505 and $ 397,228, respectively.

(2) Land Subsidy

Included in the incentive program described in the preceding paragraph, the local government provided $333,321 (RMB 2,600,000) subsidy for Lanxi Sunrise to purchase a land use right. Lanxi Sunrise purchased the land use right in August 2006 for $333,321 (RMB 2,600,000), as more fully disclosed in the "Land Use

Right" section of this note. The local government refunded the full amount of the purchase price to Lanxi

Sunrise, which recorded the amount as deferred governmental subsidy to be recognized over the land use right's amortization period.

(3) Building Subsidy

In January 2005, the local government granted the buildings attached to two adjacent pieces of land to Lanxi Sunrise as government subsidy, as more fully disclosed in the "Land Use Right" section of this note. Lanxi Sunrise obtained the title documents of these buildings on February 2, 2006. Management estimated the fair value of these buildings at $794,345 (RMB 5,793,572), based on an appraisal report issued by an independent appraiser certified by the local government. Lanxi Sunrise treated the full amount as deferred governmental subsidy, and began to recognize governmental subsidy revenue when Lanxi Sunrise complied with all conditions attached to the grant in December 2007, over these buildings' estimated useful life of 20 years.

(4) Sewage Facilities Improvement Subsidy

In December 2008, the local government granted $776,045 (RMB 5,300,000) to Lanxi Sunrise for sewage facilities improvement. This subsidy is regarded as deferred government subsidy whose primary condition for qualification is to improve the sewage facilities of the production plant by acquiring certain long-term assets. The government grant is recognized as income over the periods necessary to match them with the related costs of the assets purchased which they are intended to compensate over the periods and in the proportions in which depreciation on those assets is charged. Subsidy income of $42,058 and $39,435was recognized for the year ended December 31, 2011 and 2010.

(5) Monetary Grant

The local government granted various funds to Lanxi Sunrise, such as leading enterprise fund and financial supporting fund. Lanxi Sunrise recorded these funds as liabilities upon receipt. Government subsidy revenue is recognized only when there is reasonable assurance that Lanxi Sunrise has complied with all conditions attached to the grant.

Foreign Currency Translation

The Company and Bright maintain its books and accounting records in the United States Dollar ("USD"), which is determined as the functional currency. However, the functional currency of the Company’s subsidiary, Lanxi Sunrise, is in PRC currency “Renminbi” (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (“PBOC”) prevailing at the date of the transactions. Monetary assets and liabilities denominated in currencies other than RMB are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. Gain and losses resulting from foreign currency transactions are included in operations.

For financial reporting purposes, the financial statements of the Group which are prepared using the functional currency have been translated into United States dollars. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and stockholders’ equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income, a component of stockholders’ equity.

	2011	2010
Year end US$: RMB exchange rate	6.3009	6.6227
Average periodic US$: RMB exchange rate	6.4618	6.7200

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions.  No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

Revenue Recognition

Revenue represents the invoiced value of goods sold recognized upon the delivery of goods to customers. Revenue is recognized when all of the following criteria are met:

●	Persuasive evidence of an arrangement exists;
●	Delivery has occurred or services have been rendered;
●	The seller’s price to the buyer is fixed or determinable; and
●	Collectability is reasonably assured. Payments have been established.

Deferred Revenue

Deferred revenue consists of prepayments to the Group for products that have not yet been delivered to the customers. Payments received prior to satisfying the Group’s revenue recognition criteria are recorded as deferred revenue.

Research and Development Costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed when incurred. The major components of these research and development costs include experimental materials and labor costs. Research and development costs were immaterial for the Group in the years ended December 31, 2011 and 2010, respectively, and are included in general and administration expenses.

Comprehensive Income

The Group has adopted ASC 220 “Comprehensive Income” which establishes the rules for the reporting of comprehensive income and its components. Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners.  Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a consolidated financial statement that is presented with the same prominence as other financial statements. The Group’s current components of other comprehensive income are the foreign currency translation adjustment.

Value-added Tax (VAT)

Sales revenue represents the invoiced value of goods, net of value-added tax (VAT). All of the Group’s products that are sold in PRC are subject to Chinese value-added tax at a rate of 17% of the gross sales price or at a rate approved by the Chinese local government. This VAT may be offset by VAT paid on purchases of raw materials included in the cost of producing the finished goods.

Advertising Costs

Advertising costs are expensed as incurred and included as part of selling and marketing expenses. Advertising costs were immaterial for the Group in the years ended December 31, 2011 and 2010, respectively.

Pension and Employee Benefits

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the PRC entities to accrue for these benefits based on certain percentages of the employees' salaries. Management believes full time employees who have passed the probation period are entitled to such benefits. The total employee pension expenses were $770,538 and $726,935 for the years ended December 31, 2011 and 2010, respectively.

Share-based compensation

The issuance of the Company’s common stock for non-cash consideration have been assigned a per share amount equaling the fair value. The fair value is determined by the management by reference to the market price of the Company’s shares on the measurement date. The non-cash consideration received pertains to services rendered by the consultant and salary compensation.

The Company accounts for equity instruments issued to the consultant in exchange for services in accordance with the provisions of EITF Issue No. 96-18, Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods or Services, and EITF Issue No. 00-18, Accounting Recognition for Certain Transactions Involving Equity Instruments Granted to Other than Employees. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant is reached or (ii) the date at which the consultant’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

The Company accounts for equity instruments issued to the employee in exchange for compensation in accordance with the provisions of ASC 718, Accounting For Stock-Based Compensation. The fair value of shares or stock options granted should be measured at the grant date, based on market prices if available, taking into account the terms and conditions upon which those shares or stock options were granted.

The Company records the fair value of the fully vested, non-forfeitable common stock issued for future consulting services as prepaid consulting in its consolidated balance sheet.

Statutory Reserves

Pursuant to the applicable laws in PRC, PRC entities are required to make appropriations to three non-distributable reserve funds, the statutory surplus reserve, statutory public welfare fund, and discretionary surplus reserve, based on after-tax net earnings as determined in accordance with the PRC GAAP, after offsetting any prior years’ losses. Appropriation to the statutory surplus reserve should be at least 10% of the after-tax net earnings until the reserve is equal to 50% of the entity's registered capital.

The Group has passed a resolution in January 2010 whereby Lanxi Sunrise will continue to allocate 10% of the after-tax net earnings to statutory surplus reserve despite the reserve having reached 50% of Lanxi Sunrise’s registered capital.

Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax net earnings. The statutory public welfare fund is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Beginning January 1, 2006, the Group has no further requirements to make appropriations to the statutory public welfare fund. The Group does not make appropriations to the discretionary surplus reserve fund.

The Group contributed $773,132 and $1,174,710 to the statutory surplus reserve fund in 2011 and 2010 respectively. Statutory reserves consist of the followings:

	Statutory	Statutory	Total
	Surplus	Welfare	Statutory
	Reserve	Reserve	Reserves
Balance on January 1, 2010	$1,451,224	$142,335	$1,593,559
Contribution in 2010	1,174,710	-	1,174,710
Balance on December 31, 2010	$2,625,934	$142,335	$2,768,269
Contribution in 2011	773,132	-	773,132
Balance on December 31, 2011	$3,399,066	$142,335	$3,541,401

Related Party Transactions

For the purposes of these financial statements, parties are considered to be related if one party has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities. The Group’s relationships with related parties are described as follows:

Name	Relationship

Ren Gao	CEO and Chairman of the Group
Harbin Zhongyi Sunshine Linen Co., Ltd.	Under common control by Ren Gao
Harbin Sunshine Linen Textile Co., Ltd.	Under the control by Jun Gao*

*Jun Gao, the elder brother of Ren Gao, is considered as a related party of the Group.

Due from/to related parties

The Group purchases some raw materials from, and sells some finished goods to related parties. In addition, Harbin Zhongyi Sunshine Linen Co., Ltd and Harbin Sunshine Linen Textile Co., Ltd., at times act as the Group’s agents in importing raw materials and exporting products on similar terms with unrelated parties. Due from/to related parties derived from such transactions are disclosed separately from arm's length trading accounts receivable and payable. Cash flows from these activities are classified as cash flows from operating activities.

Income Taxes

The Group accounts for income taxes under ASC 740 “Income Taxes”, which method are called the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income and comprehensive income in the periods that includes the enactment date.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Fair Value Measurements

In August 2009, the FASB issued Accounting Standards Update “ASU” 2009-5 “Measuring Liabilities at Fair Value”. This ASU provides amendments to ASC 820-10 “Fair Value Measurements and Disclosures” to address concerns regarding the determination of the fair value of liabilities. Because liabilities are often not “traded”, due to restrictions placed on their transferability, there is typically a very limited amount of trades (if any) from which to draw market participant data. As such, many entities have had to determine the fair value of a liability through the use of a hypothetical transaction. This ASU clarifies the valuation techniques that must be used when the liability subject to the fair value determination is not traded as an asset in an active market.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active exchange-traded securities and exchange-based derivatives.

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges.

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded, non-exchange-based derivatives and commingled investment funds, and are measured using present value pricing models.

The Company determines the level in the fair value hierarchy within which each fair value measurement in its entirety falls, based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the embedded derivatives, the Company’s financial assets and liabilities measured and recorded at fair value on the Company’s Consolidated Balance Sheets on a recurring basis and its level within the fair value hierarchy during the years ended December 31, 2011 and 2010.

		December 31, 2011	December 31, 2010

Governmental subsidy receivable	Level 3
Fair value at the beginning of the year		$4,808,409	$3,331,924
Total increase (decrease) for the year		(3,073,790)	1,476,485
Fair value at the ending of the year		$1,734,619	$4,808,409

Convertible notes payable	Level 3
Fair value at the beginning of the year		$6,991,439	$-
Transfer in Level 3 for the year			6,991,439
Total increase for the year		28,109
Fair value at the ending of the year		$7,019,548	$6,991,439

The carrying amounts reported in the balance sheets for cash, accounts receivable, other receivables, short-term borrowings, accounts payable and accrued expenses, customer advances, and amounts due from related parties approximate their fair market value based on the short-term maturity of these instruments.

ASC 825-10 “Financial Instruments,” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date.

In April 2009, the FASB issued ASC 820-10-65-4 (formerly FSP No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”). This standard emphasizes that even if there has been a significant decrease in the volume and level of activity, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants. This standard provides a number of factors to consider when evaluating whether there has been a significant decrease in the volume and level of activity for an asset or liability in relation to normal market activity.

In addition, when transactions or quoted prices are not considered orderly, adjustments to those prices based on the weight of available information may be needed to determine the appropriate fair value. This standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. The adoption of this standard did not have a material effect on our consolidated financial statements.

Earnings Per Share

The Company reports basic earnings per share in accordance with ASC Topic 260, “Earnings Per Share”.  Basic earnings/(loss) per share is computed by dividing net income/ (loss) by weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. As of November 3, 2010, the Company had 4,634,869 common stock shares from convertible notes that could potentially dilute future earnings per share.

Effective March 23, 2011 the Company filed an Amended and Restated Memorandum of Association of the Company, which consolidates the share capital of the Company at a ratio of 3.5:1 by increasing the par value of the Company’s share capital from US$0.002 par value each to US$0.007 par value each, thereby reducing the number of authorized shares from US$1,000,000 divided into 500,000,000 ordinary shares of US$0.002 par value each to US$1,000,000 divided into 142,857,142.86 ordinary shares of US$0.007 par value each. As a result, as of December 31,2011, the Company had 1,324,248 common stock shares from convertible notes that could potentially dilute future earnings per share.

Recent Accounting Pronouncements

In April, 2011, the FASB issued ASU No. 2011-02 “Receivables (Topic 310)”. The purpose of this Update is to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether are structuring constitutes a troubled debt restructuring. Diversity in practice could adversely affect the comparability of information for users about restructurings of receivables. None of the new pronouncements has current application to the Company.

In September, 2011, the FASB issued ASU No. 2011-09 “Compensation—Retirement Benefits— Multiemployer Plans (Subtopic 715-80))”. The purpose of this Update is to address concerns from various users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. A unique characteristic of a multiemployer plan is that assets contributed by one employer may be used to provide benefits to employees of other participating employers. This is because the assets contributed by an employer are not specifically earmarked only for its employees. If a participating employer fails to make its required contributions, the unfunded obligations of the plan may be borne by the remaining participating employers. Similarly, in some cases, if an employer chooses to stop participating in a

Multiemployer plan, the withdrawing company may be required to pay to the plan a final payment (the withdrawal liability). Users of financial statements have requested additional disclosure to increase awareness of the commitments and risks involved with participating in multiemployer pension plans. The amendments in this Update will require additional disclosures about an employer’s participation in a multiemployer pension plan. Previously, disclosures were limited primarily to the historical contributions made to the plans. In developing the new guidance, the FASB’s goal was to help users of financial statements assess the potential future cash flow implications relating to an employer’s participation in multiemployer pension plans. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements. None of the new pronouncements has current application to the Company.

In December, 2011, the FASB issued ASU No. 2011-10 “Property, Plant, and Equipment (Topic 360)”, the purpose of this Update is to resolve the diversity in practice about whether the guidance in Subtopic 360-20 applies to a parent that ceases to have a controlling financial interest (as described in Subtopic 810-10) in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. This Update does not address whether the guidance in Subtopic 360-20 would apply to other circumstances when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate. None of the new pronouncements has current application to the Company.

REVEUNE AND COST OF GOODS SOLD	12 Months Ended
Dec. 31, 2011
Reveune and Cost Of Goods Sold [Abstract]
Reveune and Cost Of Goods Sold Disclosures [Text Block]

3. REVEUNE AND COST OF GOODS SOLD

The following graph indicates the revenues from domestic and international market in 2011, 2010 and 2009, respectively.

Concentration	2011	2010	2009
China Domestic Market	$26,004,952	$27,542,924	$17,223,217

International Market	$38,154,140	$21,547,719	$12,162,914

Total	$64,159,092	$49,090,643	$29,386,131

The following graph indicates the revenues generated from two major product groups in 2011, 2010 and 2009, respectively.

Product Group	2011	2010	2009
Linen fabric	$48,993,814	$43,661,558	$27,625,208

Linen yarn	$15,165,278	$5,429,085	$1,760,923

Total	$64,159,092	$49,090,643	$29,386,131

Cost of Goods Sold

The following graph indicates the cost of goods sold of two major product groups in 2011, 2010 and 2009, respectively.

Product Group	2011	2010	2009
Linen fabric	$30,199,656	$29,799,912	$18,962,169

Linen yarn	$11,510,313	$4,080,100	$1,713,274

Total	$41,709,969	$33,880,012	$20,675,443

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.          ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31,	December 31,
	2011	2010
Accounts receivable	$14,143,511	$14,576,559
Less: Allowance for doubtful accounts	(27,166)	(1,265,789)
Accounts receivable, net	$14,116,345	$13,310,770

The company reversed $220,255 of bad debt provision for the ended December 31, 2011 and charged $777,819 to operations for the year ended December 31, 2010.

INVENTORY	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

5.          INVENTORY

Inventory consists of the followings:

	December 31,	December 31,
	2011	2010
Finished goods	$6,452,052	$2,540,407
Work-in-progress	447,604	433,489
Raw materials	18,116,585	5,519,497
Subcontract stocks	1,411,623	1,395,873
Supplies and low-value materials	20,520	19,523
Semi-finished goods	508,197	-
	$26,956,581	$9,908,789

No allowance for inventories was provided at December 31, 2011 and 2010.

PREPAYMENT	12 Months Ended
Dec. 31, 2011
Prepayment [Abstract]
Prepayment [Text Block]	6. PREPAYMENT Prepayment consists of the followings:
	December 31,	December 31,
	2011	2010
Raw materials and supplies	$-	$811,667
Others	347,717	173,293
	$347,717	$984,960

DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Due From Related Parties [Abstract]
Due From Related Parties [Text Block]	7. DUE FROM RELATED PARTIES Due from related parties consist of the followings:
Name of related parties	December 31,	December 31,
	2011	2010
Harbin Sunshine Linen Textile Co., Ltd.	$-	$79,879

PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Prepaid Expenses [Abstract]
Prepaid Disclosure [Text Block]

8.          PREPAID EXPENSES

Prepaid expenses consist of the followings:

	December 31,	December 31,
	2011	2010
Issuance cost capitalized for equity component	$-	$5,144
Issuance cost capitalized for liability component	296,461	572,523
	$296,461	$577,667

As of November 3, 2010, the Company entered into a convertible notes purchase agreement, with certain institutional and accredited investors for the issuance and sale of an aggregate of approximately $7,045,000. The issuance cost was $577,667 with $5,144 for equity component and $572,523 for liability component. According to ASC 470-20-30-31, Issuance cost capitalized for equity component shall be allocated in proportion to the allocation of proceeds and accounted for as equity issuance cost. Therefore, $5,144 issuance cost should have been classified in equity. Due to immaterial amount, the Company corrected this error in 2011 according to ASC 250-10-50-7.

GOVERNMENTAL SUBSIDY RECEIVABLE	12 Months Ended
Dec. 31, 2011
Governmental Subsidy Receivable [Abstract]
Governmental Subsidy Receivable [Text Block]

9.          GOVERNMENTAL SUBSIDY RECEIVABLE

Governmental subsidy receivable consists of the following:

(1)  Current Portion

Name of Governmental Subsidy	December 31,	December 31,
	2011	2010
Income Tax Subsidy-2007	$-	$1,289,546
Income Tax Subsidy-2007 for interest imputed	-	315,137
Income Tax Subsidy-2008	-	1,157,166
Income Tax Subsidy-2008 for interest imputed	-	128,348
Income Tax Subsidy-2009	382,290	-
Income Tax Subsidy-2009 for interest imputed	86,461	-
	$468,751	$2,890,197

(2)  Non-current Portion

Name of Governmental Subsidy	December 31,	December 31,
	2011	2010
Income Tax Subsidy-2009	$	$759,043
Income Tax Subsidy-2009 for interest imputed		40,987
Income Tax Subsidy-2010	1,195,907	1,118,182
Income Tax Subsidy-2010 for interest imputed	69,961
	$1,265,868	$1,918,212

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

10.         PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant and equipment:

	December 31,	December 31,
	2011	2010
Cost
Building and warehouses	$9,265,658	$8,901,351
Machinery and equipment	11,455,232	10,781,186
Office equipment and furniture	207,838	191,475
Motor vehicles	201,206	45,178
Leasehold improvement	1,048,873	1,023,495
Total	$22,178,807	$20,942,685

Accumulated depreciation	(6,420,881)	(4,857,648)

Idle fixed assets	113,595	68,540

Property, plant and equipment, net	$15,871,521	$16,153,577

Depreciation expense charged to operations was $1,167,908 and $693,045 for the years ended December 31, 2011 and 2010, respectively.

LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

11.         LAND USE RIGHT

The following is a summary of land use right, less amortization:

	December 31,	December 31,
	2011	2010
Land use right	$995,933	$947,540
Less: Amortization	(110,240)	(75,216)
Land use right, net	$885,693	$872,324

Amortization expense charged to operations was $30,406 and $10,191 for the years ended December 31, 2011 and 2010, respectively.

BANK LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

12.         BANK LOANS

Bank loans consist of the following as of December 31, 2011:

Loan from Financial Institutions	Annual Interest Rate	Loan period	Loan Amount	Collateral
Lanxi Branch of Agriculture Bank of China	7.878%	3/21/2011 – 3/20/2012	$1,428,367	The Group's equipment and buildings

Interest expense charged to operations for these bank loans was $ 133,596 for the year ended December 31, 2011.

Bank loans consist of the following as of December 31, 2010:

Loan from Financial Institutions	Annual Interest Rate	Loan period	Loan Amount	Collateral
Lanxi Branch of Agriculture Bank of China	6.903%	2/24/2010 – 2/23/2011	$2,264,938	The Group's equipment and buildings
Lanxi Branch of Agriculture Bank of China	6.903%	3/22/2010 – 3/21/2011	1,358,962
Total			$3,623,900

Interest expense charged to operations for these bank loans was $180,062 for the year ended December 31, 2010. There was no default of bank loan or interest payments during the year. All the bank loans were settled in March, 2011.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Payables Disclosure Current [Abstract]
Accrued Expenses and Other Payables Disclosure Current [Text Block]

13.         ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the followings:

	December 31,	December 31,
	2011	2010
Accrued payroll	$-	$302,090
Accrued employee benefits	154,710	212,437
Other accrued expenses	7,065	70,000
Interest payable for convertible notes	-	35,386
Other payables	530,496	300,622
	$692,271	$920,535

TAXES PAYABLE	12 Months Ended
Dec. 31, 2011
Taxes Payable Diclosure [Abstract]
Taxes Payable Diclosure [Text Block]

14.         TAXES PAYABLE

Taxes payable consist of the followings:

	December 31,	December 31,
	2011	2010

Income taxes payable	$1,818,079	$1,267,227
Sales-related taxes payable	2,123	-
VAT payable	(386,862)	(124,771)
Other taxes payable	2,098	43,752
	$1,435,438	$1,186,208

The deductible VAT payable was from the Group’s subsidiary Tianxianfang.

DEFERRED GOVERNMENTAL SUBSIDIES	12 Months Ended
Dec. 31, 2011
Deferred Governmental Subsidies [Abstract]
Deferred Governmental Subsidies [Text Block]

15.         DEFERRED GOVERNMENTAL SUBSIDIES

Deferred governmental subsidies consist of the following:

(1)  Current Portion

	December 31,	December 31,
Name of Governmental Subsidy	2011	2010

Land subsidy	$8,253	$7,852
Building subsidy	45,977	43,743
Sewage facilities improvement subsidy	42,057	40,013
	$96,287	$91,608

(2)  Non-current Portion

	December 31,	December 31,
Name of Governmental Subsidy	2011	2010

Land subsidy	$359,684	$350,059
Building subsidy	689,648	699,880
Sewage facilities improvement subsidy	697,453	703,577
	$1,746,785	$1,753,516

GOVERNMENTAL SUBSIDY INCOME	12 Months Ended
Dec. 31, 2011
Governmental Subsidy Income [Abstract]
Governmental Subsidy Income [Text Block]

16.         GOVERNMENTAL SUBSIDY INCOME

Governmental subsidy income consists of the followings:

	December 31,	December 31,	December 31,
Name of Governmental Subsidy	2011	2010	2009
Income tax refund subsidy	$-	$1,142,222	$776,643
Land use right subsidy	8,047	7,738	7,622
Building subsidy	44,832	43,109	42,464
Sewage subsidy	41,010	39,435	16,185
Financial support grants	-	476,194	20,522
	$93,889	$1,708,698	$863,436

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transaction [Text Block]

17.         RELATED PARTY TRANSACTIONS

	December 31,		December 31,		December 31,
	2011		2010		2009
Transactions	Amount	Percentage of Total Similar Transactions	Amount	Percentage of Total Similar Transactions	Amount	Percentage of Total Similar Transactions

(a) Selling finished goods to Harbin Sunshine Linen Textile Co., Ltd.	$-	-	$186,162	0.4%	$4,169,833	14.2%

Purchasing raw materials from Harbin Sunshine Linen Textile Co., Ltd.	$-	-	$-	0%	$41,337	1.05%

(b) Selling finished goods to Harbin Zhongyi Sunshine Linen Co., Ltd	$-	-	$2,931,298	6.0%	$7,289,137	24.8%

Purchasing raw materials from Harbin Zhongyi Sunshine Linen Co., Ltd	$-	-	$4,809,323	25.0%	$1,382,827	35.2%

CONCENTRATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

18.         CONCENTRATION

Geographic Areas Information

All of the Group's assets exist mainly in the PRC, and its revenues are substantially derived from its operations therein.

Major Customers

Five major customers was made up 20% of the Group’s total sales in 2011 compared to five major customers each made up 5% of the Group’s total sales and relevant related party sales in 2010 and 2009, respectively, as summarized in the following:

	December 31,
	2011
Major Customers	Revenue	Percentage of Total Revenue
	$
Five unrelated customers	13,111,154	20%

Total	13,111,154	20%

	December 31,
	2010
Major Customers	Revenue	Percentage of Total Revenue

Harbin Zhongyi Sunshine Linen Co., Ltd.	2,931,298	6.0%
Five unrelated customers	23,136,455	47.1%

Total	26,067,753	53.1%

	December 31,
	2009
Major Customers	Revenue	Percentage of Total Revenue

Harbin Sunshine Linen Textile Co., Ltd.	4,169,833	14.2%
Harbin Zhongyi Sunshine Linen Co., Ltd.	7,289,137	24.8%
Three unrelated customers	16,299,625	55.5%

Total	27,758,595	94.5%

Major Suppliers

Five major supplies was made up 92% of the Group’s total purchase in 2011 compared to major customers each made up over 5% of total purchase and relevant related party purchase in 2010 and 2009, respectively, as summarized in the following

	December 31,		December 31,		December 31,
	2011		2010		2009
Major Suppliers	Amount	Percentage of Total Purchase	Amount	Percentage of Total Purchase	Amount	Percentage of Total Purchase

Harbin Zhongyi Sunshine Linen Co., Ltd.	-	-	$4,809,323	25.0%	$1,382,827	11.7%
Harbin Sunshine Linen Textile Co., Ltd.	-	-	-		$41,337	0.4%
Other unrelated suppliers	$32,282,108	92%	5,002,799	26.1%	5,236,901	44.4%
Total	$32,282,108	92%	$9,812,122	51.1%	$6,661,065	56.5%

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

19.         EARNINGS PER SHARE

As of March 23, 2011, the Company filed an Amended and Restated Memorandum of Association of the Company, which consolidates the share capital of the Company at a ratio of 3.5:1 by increasing the par value of the Company’s share capital from US$0.002 par value each to US$0.007 par value each, thereby reducing the number of authorized shares from US$1,000,000 divided into 500,000,000 ordinary shares of US$0.002 par value each to US$1,000,000 divided into 142,857,142.86 ordinary shares of US$0.007 par value each (the “Share Consolidation”). The market date of effectiveness of the Share Consolidation is March 30, 2011.

The earnings per share assuming the share consolidation occurred as of December 31, 2011, 2010 and 2009 consist of the followings:

	December 31,	December 31,	December 31,
	2011	2010	2009
Net income for basic earnings per share($)	12,305,290	9,565,032	5,730,519
Weighted average number of shares	5,835,145	5,786,140	5,745,238
Basic earnings per share($)	2.11	1.65	1.00

	December 31,	December 31,	December 31,
	2011	2010	2009
Net income for basic earnings per share($)	12,305,290	9,652,958	5,730,519
Interest expense adjustment arising from deemed conversion of convertible notes	556,484	87,926	-
Net income for diluted earnings per share($)	12,861,774	9,740,884	5,730,519

Weighted average number of shares before dilution	5,835,145	5,786,140	5,745,238
Diluted shares arising from conversion of convertible notes	1,324,248	210,429	-
Weighted average number of shares after dilution	7,159,393	5,996,569	5,745,238

Diluted earnings per share($)	$1.80	$1.61	$1.00

INCOME TAX	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

20.         INCOME TAX

The Group is subject to income taxes on an entity basis, that is, on income arising in or derived from the tax jurisdiction in which the entity is domiciled.

The income tax on consolidated statements of operation and other comprehensive income represented the provision of income taxes for the operating subsidiary, Lanxi Sunrise only. No provision for the Company and Bright has been made as both companies have no operation nor assessable profits for the year ended December 31, 2011 and 2010.

All Chinese enterprises are governed by the PRC Income Tax Law and various local income tax laws, pursuant to which a company generally is subject to an income tax at an effective rate of 25% on income as reported in its statutory financial statements after appropriate tax adjustments.

The provision for income taxes consists of the followings:

	December 31,	December 31,	December 31,
	2011	2010	2009
Current Income Tax	$4,049,461	$3,267,336	$2,156,974
Deferred Income Tax	699,536	235,411	(15,290)
Income Tax	$4,748,997	$3,502,747	$2,141,684

The components of net deferred tax liabilities are as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
Deferred tax assets:
Accrued Pension	$-	$-	$25,739
Accrued Expenses	-	-	17,950
Bad Debt Allowance	6,792	90,538	175,387
Fixed assets provision	36,883	35,091	34,090
Deferred Subsidy Income	460,768	461,281	214,228
Total deferred tax assets	$504,443	$586,910	$467,394
Deferred tax liabilities:
Subsidy Receivable	$(433,655)	$(1,202,102)	$(832,981)
Net deferred tax liabilities	$70,788	$(615,192)	$(365,587)

Reported as:
Current deferred tax assets	$30,863	$113,440	$228,794
Current deferred tax liabilities	(117,188)	(722,549)	(362,333)
Non-current deferred tax assets	473,580	473,470	238,600
Non-current deferred tax liabilities	(316,467)	(479,553)	(470,648)
Net deferred taxes	$70,788	$(615,192)	(365,587)

The effective tax rate differed from the statutory income tax rate is as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
China statutory income tax rate	25%	25%	25%
Effect of:
Non-deductible expenses	0.4%	(3.57)%	1.23%
Change in income tax rate and others			-
Effective Tax Rate	25.4%	21.43%	26.23%

CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

21.         CONVERTIBLE NOTES

On November 3, 2010, the Company entered into a securities purchase agreement (the “Purchase Agreement”), with certain institutional and accredited investors (the “Investors”) for the issuance and sale of an aggregate of approximately $7,045,000 of 7.5% notes (the “Notes”) that are convertible into the Company’s ordinary shares, par value $.002 per share (the “Ordinary Shares”) for aggregate net proceeds of $6,418,293.

The Notes carry a conversion price of $1.52, which is equal to 115% of the 10-day volume weighted average price prior to November 3, 2010, and have a two-year repayment term during which interest payments are due quarterly. The conversion price of the Notes is subject to adjustment in the event that the Company issues or sells Ordinary Shares for a price less than the conversion price in effect at the time of such issuance or sales, to such lower issuance or sale price. Effective on March 23, 2011, the Company consolidated the share capital of the Company at a ratio of 3.5:1, as a result, the conversion price changed from $1.52 to $5.32.The principal and accrued interest under the Notes may be converted into Ordinary Shares at any time after the closing date, subject to certain limitations described in the Notes. At any time after the one-year anniversary of the closing date, the Company may elect to redeem all or any portion of the outstanding amount due under the Notes for a sum equal to 107% of such outstanding amount, plus any accrued and unpaid interest and other charges due on such amount.

In the event of a change in control of the Company, a majority of the holders of the aggregate principal amount of the Notes then outstanding may require the Company to redeem all or any portion of the then-outstanding amounts due under the Notes, on a pro-rata basis among holders of the Notes, in cash at a price equal to the greater of (a) 110% of such amount, plus any accrued and unpaid interest and other charges due on such amount (the “Conversion Amount”), and (b) the product of (i) the Conversion Amount being redeemed multiplied by (ii) the quotient determined by dividing (x) the greatest closing sale price of the Ordinary Shares during the period beginning on the date immediately preceding the earlier to occur of (1) the consummation of the change of control of the Company and (2) the public announcement of such change of control of the Company, and ending on the date the holder delivers the change of control redemption notice by (y) the conversion price then in effect.

In connection with the Offering, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors. Pursuant to the Registration Rights Agreement, the Company has filed a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”) to register for resale the Ordinary Shares issuable under the Notes within 60 calendar days of the closing date of the Offering, and the filing is currently effective by the SEC.

As of November 3, 2010, the fair value of the Notes was evaluated as $8,580,000 by Roma Appraisals Limited, a Hong Kong professional appraisal and consulting firm. The effective interest rate of the Notes was 7.948% per annum and the liabilities on straight bond were $6,987,000. The embedded conversion option and call option of the Notes was $1,654,000 and ($61,000).

	December 31,	December 31,
	2011	2010
Convertible notes payable:
-par value	$7,045,000	$7,045,000
-interest adjustment	(57,828)	(57,828)
-interest payable	32,376	4,267

Total	$7,019,548	$6,991,439

Interest expense for the year ended December 31, 2011 was $556,484

COMMON STOCK ISSUED FOR SERVICES AND SALARY COMPENSATION	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

22.         COMMON STOCK ISSUED FOR SERVICES AND SALARY COMPENSATION

Lanxi Sunrise entered into an Advisory Agreement with Mid-Continental Securities Corp. on March 30, 2007.  Pursuant to that agreement, Mid-Continental Securities Corp, or its designees, were entitled to receive a total of 804,000 shares of the Company as compensation for services after the reverse merger.  Such shares were transferred to Mid-Continental Securities Corp. by some shareholders of the Company in 2008. The Company has accounted for this as a contribution of capital by its shareholders and recorded a charge to operations as general and administrative expense in the amount of $844,200 for the year ended December 31, 2008. Such shares were valued based on the closing market price of $1.05 per share at the date of transfer.

On November 16, 2009, the Board of Directors authorized the issuance of 100,000 shares of common stock to an independent party pursuant to a consultancy agreement dated on November 14, 2009 for financial advisory services to be provided to the Company from November 16, 2009 through November 15, 2010. The shares were valued at $107,804 and during the year ended December 31, 2009, the Company recorded general and administrative expense of approximately $9,000 related to the agreement.

On February 23, 2010, the Board of Directors authorized the issuance of 15,000 shares of common stock to the above investor relations company pursuant to the supplement agreement of the above one dated November 14, 2009. The shares were valued at $25,800 and during the period ended March 31, 2010, the Company recorded it in general and administrative expense.

The Company and Mr. Qi entered into a Severance Agreement dated August 28, 2010. Pursuant to the terms of the Severance Agreement, Mr. Qi will receive 30,000 restricted ordinary shares of the Company, par value $0.002 per share. On December 3, 2010, the Company issued 30,000 Ordinary Shares to Mr. Qi. The value of the shares issued to Mr. Qi was $44,100.

The Company entered into an Investor Relations Consulting Agreement on May 5, 2010 (the “Agreement”) with Hayden Communications International, Inc. (“HCI”) (the “Agreement”) for the provision of certain investor relations services, which was subsequently as supplemented and amended by the Amendment to Investor Relations Consulting Agreement entered into between the Company and HCI dated as of October 13, 2010. In partial consideration for the provision of such investor relations services, the Company had agreed to issue to Hayden Communications International, Inc. HCI and/or its designees 67,200 restricted ordinary shares on the terms and conditions set forth in the Agreement and the Amendment to Investor Relations Consulting Agreement. On December 6, 2010, the Company issued 52,800, 9,600 and 4,800 Ordinary Shares to HCI and its designees, Feng Peng and Scott Powell, respectively. The value of the shares issued to HCI was $102,144. On May 25, 2011, The company retrieved 5,432 shares that previously issued to Hayden Communications International. The value of the retrieved shares was $ 38.

Stephen Monticelli entered into an employment agreement with the Company on August 30, 2010 to serve as an independent director of the Company. In consideration for his services as director, the Company had agreed to issue Mr. Monticelli 100,000 shares of restricted ordinary shares. The value of the shares issued to Stephen Monticelli was $114,000. On December 6, 2010, the Company issued 3 certificates with the total number of shares 100,000 Ordinary Shares to Stephen Monticelli. Effective on March 23, 2011, the Company consolidated the share capital of the Company at a ratio of 3.5:1, as a result, the ordinary shares changed from 100,000 shares to 28,572 shares, of which 9,524 shares have been received by Stephen. Another two certificates with the number of shares 9,524 and 9,524 are now being deposited in the law firm in the United States. Based on the foresaid agreement, these two certificates will be delivered to Steve on August 30, 2012 and 2013 respectively.

Jodie Zheng Wehner entered into an employment agreement with the Company on September 7, 2010 to serve as the chief financial officer of the Company. In consideration for her services as chief financial officer, the Company had agreed to issue Ms.Wehner 210,000 shares of restricted ordinary shares for a three-year compensation. Effective on March 23, 2011, the Company consolidated the share capital of the Company at a ratio of 3.5:1, as a result, the ordinary shares changed from 210,000 shares to 60,000 shares. On September 7, 2011, the company issued 20,000 ordinary shares to Ms.Wehner. The value of the shares issued was $51,400.

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

23.         ASSET RETIREMENT OBLIGATIONS

The Group operates within the requirements of numerous regulations at the local, province, and national levels regarding issues such as the handling and disposal of hazardous chemicals, wastewater treatment and effluent and emissions limitations among others. From a practical standpoint, certain environmental contamination cannot be reasonably determined until a facility or asset is retired or an event occurs that otherwise requires the facility to be tested and monitored. In the absence of such requirements to test for environmental contamination prior to an asset or facility retirement, the Group has concluded that it cannot reasonably estimate the cost associated with such environmental-related asset retirement obligations (“ARO”).

In addition, the Group anticipates operating its manufacturing facilities indefinitely into the future thereby rendering the potential range of settlement dates as indeterminate. Therefore, the Group has not recorded any AROs to recognize legal obligations associated with the retirement of tangible long-lived assets.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

24.         COMMITMENTS AND CONTINGENCIES

PRC’s Political and Economic System

The Group faces a number of risks and challenges not typically associated with companies in North America and Western Europe, since its assets exist mainly in the PRC, and its revenues are derived from its operations therein. The PRC is a developing country with an early stage market economic system, overshadowed by the state. Its political and economic systems are very different from the more developed countries and are in a state of change. The PRC also faces many social, economic and political challenges that may produce major shocks and instabilities and even crises, in both its domestic arena and in its relationships with other countries, including the United States. Such shocks, instabilities and crises may in turn significantly and negatively affect the Group’s performance.

Environmental

In the ordinary course of its business, the Group is subject to numerous environmental laws and regulations covering compliance matters or imposing liability for the costs of, and damages resulting from, cleaning up sites, past spills, disposals and other releases of hazardous substances. Currently, the Group's environmental compliance costs principally include the routine inspection fees paid to the local environmental department. These amounts are immaterial to the Group's operating costs. However, future extension of its production line or changes in the environmental laws and regulations may significantly increase its environmental compliance costs and therefore have a material adverse effect on the Group’s financial position and results of operations.

Also, any failure by the Group to adequately comply with such laws and regulations could subject the Group to significant future liabilities.

Governmental Control of Currency Conversion

The PRC government imposes controls on the convertibility of Renminbi into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group receives most of its revenues in Renminbi, which is currently not a freely convertible currency. Shortages in the availability of foreign currency may restrict the Group’s ability to remit sufficient foreign currency to satisfy foreign currency dominated obligations. Under existing PRC foreign exchange regulations, payments of current account items, including profit distributions, interest payments and expenditures from the transaction, can be made in foreign currencies without prior approval from the PRC State Administration of Foreign Exchange by complying with certain procedural requirements. However, approval from appropriate governmental authorities is required where Renminbi is to be converted into foreign currency and remitted out of China to pay capital expenses such as the repayment of bank loans denominated in foreign currencies.

The PRC government may also at its discretion restrict access in the future to foreign currencies for current account transactions. If the foreign exchange control system prevents the Group from obtaining sufficient foreign currency to satisfy its currency demands, the Group may not be able to pay certain of its expenses as they come due.

Capital Commitment

Contractual commitments for capital expenditure approximated $0, $0 and $889,000 (RMB 6,060,000) relating to the construction of sewage facilities and acquisition of equipment as of December 31, 2011, 2010 and 2009, respectively.